SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Supplementary Financial Statement Information Schedule Of General And Administrative Expense
Schedule of Other Receivables

	December 31,
	2018	2019
	In USD thousands
Government institutions	1,337	612
Other	2	1
	1,339	613

Schedule of Accounts Payable and Accruals
	December 31,
	2018	2019
	In USD thousands
1) Trade:
Accounts payable:
Overseas	3,273	5,178
In Israel	1,220	2,616
	4,493	7,794
2) Other:
Accrued expenses	792	727
Accrual for vacation and recreation pay	287	253
Payroll and related expenses	270	293
Other	14	7
	1,363	1,280

Schedule of Income and Expenses
	Year ended December 31,
	2017	2018	2019
	In USD thousands
Research and development services	12,123	11,609	16,029
Payroll and related expenses	5,097	5,704	4,977
Lab, occupancy and telephone	920	993	782
Professional fees	662	688	504
Depreciation and amortization	452	424	862
Other	256	390	284
	19,510	19,808	23,438

e.	Sales and marketing expenses

	Year ended December 31,
	2017	2018	2019
	In USD thousands
Payroll and related expenses	817	973	503
Marketing	797	291	296
Overseas travel	79	98	58
	1,693	1,362	857

f.	General and administrative expenses

	Year ended December 31,
	2017	2018	2019
	In USD thousands
Payroll and related expenses	2,060	2,510	1,881
Professional fees	1,298	1,142	1,193
Insurance	210	221	298
Depreciation	29	27	78
Other	440	535	366
	4,037	4,435	3,816

g.	Non-operating income (expenses), net

	Year ended December 31,
	2017	2018	2019
	In USD thousands
Issuance costs	(133)	(90)	(417)
Changes in fair value of warrants	(127)	1,743	4,634
Gain from realization of long-term investment	-	500	-
Other	-	244	(52)
	(260)	2,397	4,165

h.	Financial income

	Year ended December 31,
	2017	2018	2019
	In USD thousands
Interest income and exchange differences	824	719	777
Gain on foreign currency hedging	345	-	-
	1,169	719	777

i.	Financial expenses

	Year ended December 31,
	2017	2018	2019
	In USD thousands
Interest expense	-	290	1,829
Exchange differences	-	162	424
Bank commissions	21	21	24
	21	473	2,277